Cost of services (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Cost of services
Wages and salaries		$ 229,358	$ 228,993	$ 242,473
Maintenance		142,069	124,563	177,191
Security and insurance		128,299	134,774	161,351
Utilities (electric, cleaning and water)		144,727	122,961	177,250
Building lease		2,015	2,543	15,683
Allowance for doubtful accounts		646	17,738	(241)
Cost of hotel service		44,282	30,650	85,706
Equipment lease, fees and others		90,711	103,736	94,794
Cost of services	$ 38,213	$ 782,107	$ 765,958	$ 954,207